Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental cash flow information

(Millions)	2021	2020	2019
Cash income tax payments, net of refunds	$1,695	$1,351	$1,198
Cash interest payments	472	524	370